RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Salaries and other benefits	$ 6.0	$ 5.7
Retirement benefits	0.3	6.1
Share-based payments	3.1	2.5
Key management personnel compensation	$ 9.4	$ 14.3